CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Profit or loss [abstract]
Interest income	£ 13,048	£ 10,216	[1]	£ 7,429	[1]
Interest expense	(6,250)	(3,331)	[1]	(1,392)	[1]
Net interest income	6,798	6,885	[1]	6,037	[1]
Fee and commission income	1,426	1,420	[1]	1,370	[1]
Fee and commission expense	(539)	(549)	[1]	(521)	[1]
Net fee and commission income	887	871	[1]	849	[1]
Net trading income (losses)	6,161	(685)	[1]	(19,302)	[1]
Insurance revenue	1,450	1,260	[1]	1,201	[1]
Insurance service expense	(1,238)	(2,416)	[1]	(1,447)	[1]
Net income (losses) from reinsurance contracts held	11	68	[1]	(6)	[1]
Insurance service result	223	(1,088)	[1]	(252)	[1]
Other operating income	826	664	[1]	675	[1]
Other income	8,097	(238)	[1]	(18,030)	[1]
Total income	14,895	6,647	[1]	(11,993)	[1]
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(3,769)	1,593	[1]	14,300	[1]
Movement in third party interests in consolidated funds	(332)	(128)	[1]	1,163	[1]
Change in non-participating investment contracts	(1,488)	(519)	[1]	4,478	[1]
Total income, after net finance (expense) income in respect of insurance and investment contracts	9,306	7,593	[1]	7,948	[1]
Operating expenses	(4,774)	(4,819)	[1]	(4,418)	[1]
Impairment	(662)	(1,141)	[1]	(381)	[1]
Profit before tax	3,870	1,633	[2]	3,149	[2]
Tax expense	(1,006)	(157)	[1]	(702)	[1]
Profit for the period	2,864	1,476	[1],[3],[4]	2,447	[1],[5]
Profit attributable to ordinary shareholders	2,572	1,199	[1]	2,190	[1]
Profit attributable to other equity holders	255	224	[1]	214	[1]
Profit attributable to equity holders	2,827	1,423	[1]	2,404	[1]
Profit attributable to non-controlling interests	£ 37	£ 53	[1]	£ 43	[1]
Basic earnings per share (in GBP per share)	£ 0.039	£ 0.018	[1]	£ 0.031	[1]
Diluted earnings per share (in GBP per share)	£ 0.038	£ 0.018	[1]	£ 0.031	[1]

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[3]	Total equity attributable to owners of the parent was £43,667 million.
[4]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.
[5]	Restated for the adoption of IFRS 17; see notes 1, 24 and 25.